Leases - Summary of information about right of use assets (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Leases [Abstract]
As of January 1,	€ 243,251
Additions	303,734	€ 301,965
Depreciation charges	(114,020)	(58,715)
As of December 31,	€ 432,965	€ 243,251